RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
SCHEDULE OF AMOUNT DUE FROM AND DUE TO RELATED PARTIES

The summary of amount due from and due to related parties as the following:

		As of December 31,
		2023	2022
Due from related parties consist of the following:
Ours Media Hong Kong Limited	Other receivables	$1,799	$7,254

Due to related parties consist of the following:
Ms. Nga Fan Wong (“Ms. Wong”)	Due to director	$90,589	$504,484
Mr. Chi Kit Yu	Due to shareholder	-	140
Ms. Sau Ling Yeung	Due to shareholder	-	213
Discovery Networks Asia-Pacific Pte Ltd. (“DNAP”)	Loan	1,295,287	1,231,327
		$1,385,876	$1,736,164

SCHEDULE OF TRANSACTIONS WITH RELATED PARTIES

	For the years ended December 31,
	2023	2022	2021
Revenue from related parties	$36,110	$1,525	$493
Rental expenses paid to related parties	$87,401	$87,353	$88,003
Loan interest expenses paid to related parties	$71,111	$91,660	$164,009